ORGANIZATION AND BASIS OF PRESENTATION (Details)	12 Months Ended
Dec. 31, 2018
Investments in and advances to affiliates
Concentration of net revenues (as a percent)	70.00%
Beijing RYB Technology Development Co., Ltd ("RYB Technology")
Investments in and advances to affiliates
Percentage of legal ownership by the Company	100.00%
QIYUAN Education Technology (Tianjin) Co., Ltd ("TJ Qiyuan")
Investments in and advances to affiliates
Percentage of legal ownership by the Company	100.00%
Beijing Beilin International Education Co., Ltd. ("BJ Beilin")
Investments in and advances to affiliates
Percentage of legal ownership by the Company	90.00%
Precious Companion Group Limited
Investments in and advances to affiliates
Percentage of legal ownership by the Company	100.00%
Digital Knowledge World Co., Ltd.
Investments in and advances to affiliates
Percentage of legal ownership by the Company	90.00%
Digital Education Co., Ltd.
Investments in and advances to affiliates
Percentage of legal ownership by the Company	90.00%
Beilin International Education Limited
Investments in and advances to affiliates
Percentage of legal ownership by the Company	90.00%